Condensed financial information of the parent company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Statements of Comprehensive Loss
Revenues	¥ 316,170	$ 43,315	¥ 290,232	¥ 328,822
Cost of revenues	(107,136)	(14,678)	(90,946)	(103,057)
Gross Profit	209,034	28,637	199,286	225,765
Operating expenses
Research and development	(94,816)	(12,990)	(121,806)	(154,476)
Sales and marketing	84,900	11,631	82,705	98,324
General and administrative	(45,448)	(6,226)	(45,653)	(105,404)
Share of (loss)/income of the subsidiaries and VIE			(450)
Total operating expenses	(225,164)	(30,847)	(250,164)	(358,204)
Loss from operations	(9,901)	(1,357)	(40,517)	(100,908)
Foreign exchange gain /(loss), net	122	17	(18)	(2,866)
Interest income	2,881	395	1,200	2,321
Interest expense	(132)	(18)	(808)	(3,136)
Gains from fair value change	133	18	30	897
Loss before income tax	(6,659)	(912)	(64,554)	(108,905)
Income tax expenses	(110)	(15)	1,886	455
Net (loss)/income	(7,046)	(965)	(62,098)	(106,964)
Other comprehensive income (loss)
Foreign currency translation adjustments	817	112	919	5,853
Comprehensive loss	(6,229)	(853)	(61,179)	(101,111)
Parent Company
Operating expenses
Sales and marketing	(416)	(57)	(517)	(272)
General and administrative	(7,018)	(961)	(11,430)	(12,443)
Share of (loss)/income of the subsidiaries and VIE	373	51	(45,933)	(85,448)
Total operating expenses	(7,061)	(967)	(57,880)	(98,163)
Loss from operations	(7,061)	(967)	(57,880)	(98,163)
Foreign exchange gain /(loss), net	(6)	(1)	(61)	(2,467)
Interest income	21	3	34	43
Interest expense				(1,985)
Gains from fair value change				838
Other loss			(4,191)	(5,230)
Loss before income tax	(7,046)	(965)	(62,098)	(106,964)
Net (loss)/income	(7,046)	(965)	(62,098)	(106,964)
Net loss attributable to common shareholders	(7,046)	(965)	(62,098)	(106,964)
Other comprehensive income (loss)
Foreign currency translation adjustments	817	112	919	5,853
Total other comprehensive income (loss), net of tax	817	112	919	5,853
Comprehensive loss	¥ (6,229)	$ (853)	¥ (61,179)	¥ (101,111)